BORROWINGS - Schedule of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 927.3	$ 6,321.4
Less: Current portion	136.5	381.0
Non-current portion	790.8	5,940.4
Senior secured notes
Disclosure of detailed information about borrowings [line items]
Total borrowings	790.8	0.0
Borrowings from related parties
Disclosure of detailed information about borrowings [line items]
Total borrowings	0.0	4,077.0
Term loans
Disclosure of detailed information about borrowings [line items]
Total borrowings	0.0	1,863.4
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Total borrowings	0.0	291.0
Other borrowings
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 136.5	$ 90.0